RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Due to related parties

On July 15, 2019, the Company entered into a loan agreement of $459,315 with one of its related parties, Liaoning Xinjian Linguo Yitang Health Management Ltd., without interest charge and collateral. The loan is due on demand. The Company’s CEO, Mr. Heng Fei Yang, is the actual controlling owner of Liaoning Xinjian Linguo Yitang Health Management Ltd. The loan had been fully repaid during the year ended December 31, 2022. During the years ended December 31, 2023 and 2022, the Company repaid $0 and $185,668, respectively. As of December 31, 2023 and 2022, the outstanding balance of the loan was $0.

On April 15, 2021, the Company entered into a loan agreement of $293,493 with one of its related parties, Mr. Heng Fei Yang, without interest charge and collateral. The loan is due on demand. Mr. Heng Fei Yang is the Company’s CEO. The loan was repaid in full during the second quarter of 2022. During the years ended December 31, 2023 and 2022, the Company borrowed an aggregate of $130,943 and $121,501 proceeds from Mr. Yang, and repaid $78,281 and $355,517, respectively. As of December 31, 2023 and 2022, the outstanding balance of the loan was $97,138 and $46,098, respectively.

On August 20, 2022, the Company entered into a 12-month loan agreement of $178,241 with one of its related parties, Mr. Jinhua Xu, without interest charge and collateral. The loan was fully repaid during the year ended December 31, 2023. During the years ended December 31, 2023 and 2022, the Company repaid $170,795 and $0, respectively. As of December 31, 2023 and 2022, the outstanding balance of the loan was $0 and $173,956, respectively.

On September 23, 2022 and October 14, 2022, the Company entered into two 3-month loan agreements in total of $12,625 with one of its related parties, Ms. Xiaoyan Yuan, without interest charge and collateral. The loans had been repaid in full on October 28, 2022. As of December 31, 2023 and 2022, there was no outstanding balance.

Advances from related parties

On April 18, 2023, the Company entered into a sale agreement with Suzhou Aixi Health Technology Co., Ltd. (“Aixi”) to sell 100 sets of granphene based sauna rooms for approximately $253,000. The Company collected $155,135 as advances from Aixi as of December 31, 2023.

On June 20, 2023, the Company entered into a sale agreement with Shanghai Shengji Trade Co., Ltd. (“Shengji”) to sell 100 sets of granphene based sauna rooms for approximately $253,000. The Company collected $211,784 as advances from Shengji as of December 31, 2023.

Sales with a related party

During the years ended December 31, 2023 and 2022, the Company sold healthcare products of $64,035 and $32,342 to one of its related parties, Suzhou Xinjianlin Health Management Co., Ltd. (“Xinjianlin “). As of December 31, 2023 and 2022, the balance of advances from Xinjianlin was $0 and $1,703, respectively.